Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories

14. INVENTORIES

Details of inventories at December 31, 2023 and 2022 are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Raw materials	41,066	47,668
Semi-finished goods	31,623	31,195
Finished goods	19,789	27,706
Total	92,478	106,569

The Group has insurance policies in place to cover all inventories, with specific global insurances coverage for each of the Group’s warehouses.

There were no commitments for the acquisition of inventories at the end of 2023 and 2022. Advance payments for the acquisition of inventories at December 31, 2023 were Euros 4,357 thousand (Euros 3,031 thousand at December 31, 2022).

Based on current information, the group has booked an inventory provision of Euros 2,885 thousand at December 31, 2023 to cover the impact of slow-moving and obsolete inventories (Euros 1,886 thousand at December 31, 2022). (See Note 20).